OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2011
OTHER RECEIVABLES
OTHER RECEIVABLES

6                 OTHER RECEIVABLES

Other receivables consisted of the following (in RMB thousands):

	December 31,
	2010	2011

Project deposits (due back to the Group before December 31, 2012)*	5,435	4,065
Deposit receivable	1,324	3,348
Prepaid rental expense	2,367	3,154
Staff advance	1,680	1,291
Prepaid advertising expense	2,351	815
Others	2,720	3,211
	15,877	15,884

*       The Group is occasionally required to provide performance bond, which is an upfront deposit to property developers prior to the commencement of the sales process. These project deposits will be released periodically or upon the completion of the sales, and may be subject to conditions based on predetermined criteria.